Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 8 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	Useful life	March 31, 2022	September 30, 2021
Buildings	20 years	$7,944,192	$7,808,006
Machinery and equipment	5-10 years	2,110,687	2,047,338
Automobiles	3-5 years	87,313	116,370
Office and electric equipment	3-5 years	534,717	489,886
Construction in progress		450,056	-
Subtotal		11,126,965	10,461,600
Less: accumulated depreciation		(6,141,930)	(5,780,247)
Property and equipment, net		$4,985,035	$4,681,353

Depreciation expense was $289,290 and $240,722 for the six months ended March 31, 2022 and 2021, respectively. Loss from disposal of fixed assets amounted to $1,011 and Nil for the six months ended March 31, 2022 and 2021, respectively.